Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Abstract]
Cash compensation	$ 2,057,900	$ 1,865,334	$ 1,581,984
Short-term benefits for employees	550,238	553,550	460,027
Other long-term benefits	321,692	252,533	695,840
TOTAL	$ 2,929,830	$ 2,671,417	$ 2,737,851